SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

17. Supplemental cash flow information

During the periods indicated the Company undertook the following significant non-cash transactions

		For the year ended
	Note	December 31, 2022	December 31, 2021	December 31, 2020

Depreciation included in exploration and evaluation assets	8	$42,093	$28,445	$16,771
Exploration and evaluation expenditures paid by Barrick	9	235,000	1,975,162	4,267,816
Fees paid by common shares, stock options or warrants	13	231,095	278,866	264,119